Stock Options (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Consultant	Dec. 31, 2010 Consultant
Compensation expense				$ 30,970
Stock options granted to consultants					380,000
Unexercised stock options from consultants forfeited			(295,000)	295,000
Total number of stock options available to be granted	1,700,000	1,700,000